Schedule of Investments (unaudited)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 39.3%
29Metals Ltd.	342,003	$575,764
5E Advanced Materials Inc.(a)	81,532	88,194
Allkem Ltd.(a)	745,772	7,055,472
Alumina Ltd.	3,201,197	3,334,921
Argosy Minerals Ltd.(a)	1,387,259	593,209
AVZ Minerals Ltd.(a)(b)(c)	3,302,250	1,486,049
BHP Group Ltd.	6,583,139	204,441,646
BlueScope Steel Ltd.	615,122	7,414,020
Chalice Mining Ltd.(a)	439,214	1,620,420
Champion Iron Ltd.	437,450	1,913,902
Core Lithium Ltd.(a)(c)	1,914,012	1,812,566
Coronado Global Resources Inc.(d)	971,139	1,401,206
Deterra Royalties Ltd.	579,453	1,826,884
Fortescue Metals Group Ltd.	2,201,383	29,299,671
Glencore PLC	12,703,182	86,688,010
Goulamina Holdings Pty Ltd.(a)	1,157,187	440,122
Grange Resources Ltd.	672,327	351,223
IGO Ltd.	884,995	9,451,478
Iluka Resources Ltd.	551,187	3,835,988
Imdex Ltd.	448,218	743,494
ionner Ltd.(a)(c)	1,919,453	766,919
Jervois Global Ltd.(a)	2,114,385	558,316
Lake Resources NL(a)(c)	1,621,767	1,139,796
Liontown Resources Ltd.(a)	2,142,999	2,891,174
Lynas Rare Earths Ltd.(a)	1,175,058	6,970,467
Mincor Resources NL(a)	490,960	529,451
Mineral Resources Ltd.	221,417	13,336,451
Mount Gibson Iron Ltd.(a)(c)	763,182	239,722
Neometals Ltd.(a)	599,960	416,193
Nickel Mines Ltd.	1,429,386	963,345
OZ Minerals Ltd.	434,758	8,169,276
Perenti Global Ltd.(a)	800,535	603,946
Pilbara Minerals Ltd.(a)	3,294,335	10,687,010
Rio Tinto Ltd.	483,728	36,112,531
Rio Tinto PLC	1,459,595	98,258,030
Sandfire Resources Ltd.	651,908	2,256,443
Sayona Mining Ltd.(a)(c)	8,630,213	1,393,039
Sims Ltd.	215,911	1,929,066
South32 Ltd.	6,005,038	16,679,171
Syrah Resources Ltd.(a)	825,514	1,481,602
Vulcan Energy Resources Ltd.(a)(c)	120,397	604,227
Vulcan Steel Ltd.	74,096	412,187
		570,772,601
Austria — 0.3%
voestalpine AG	152,098	4,183,654

Belgium — 0.1%
Bekaert SA	48,456	1,730,307

Brazil — 5.9%
Bradespar SA	44,285	223,501
Cia. Brasileira de Aluminio	183,056	426,831
Cia. Siderurgica Nacional SA	851,345	2,382,096
Vale SA	4,972,320	82,125,420
		85,157,848
Canada — 4.8%
Algoma Steel Group Inc.	80,087	531,075
Altius Minerals Corp.	51,909	847,431
Capstone Mining Corp.(a)	446,872	1,561,386
Security	Shares	Value

Canada (continued)
ERO Copper Corp.(a)	100,277	$1,269,537
Filo Mining Corp.(a)	111,718	1,558,064
First Quantum Minerals Ltd.	763,965	18,162,733
Global Atomic Corp.(a)	188,440	529,535
Hudbay Minerals Inc.	288,452	1,627,589
Ivanhoe Mines Ltd., Class A(a)	788,193	7,054,859
Labrador Iron Ore Royalty Corp.	75,398	1,906,880
Largo Inc.(a)	52,494	292,685
Lithium Americas Corp.(a)(c)	140,050	3,492,010
Lundin Mining Corp.	857,501	5,278,302
Major Drilling Group International Inc.(a)	95,566	654,323
Solaris Resources Inc.(a)	65,954	350,571
Stelco Holdings Inc.	46,055	1,538,305
Taseko Mines Ltd.(a)	393,084	552,302
Teck Resources Ltd., Class B	621,338	23,030,824
		70,238,411
Chile — 0.0%
CAP SA	85,471	627,425

China — 2.5%
Aluminum Corp. of China Ltd., Class A	1,144,165	732,521
Aluminum Corp. of China Ltd., Class H	4,902,000	2,096,423
Anhui Honglu Steel Construction Group Co. Ltd., Class A	71,750	344,374
Baoshan Iron & Steel Co. Ltd., Class A	1,749,893	1,406,327
Chengtun Mining Group Co. Ltd., Class A	269,200	234,358
China Hongqiao Group Ltd.	3,028,500	2,862,128
China Metal Recycling Holdings Ltd.(b)	132,000	—
China Minmetals Rare Earth Co. Ltd., Class A(a)	67,300	315,826
China Nonferrous Mining Corp Ltd.	2,019,000	965,929
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	269,270	1,006,839
China Oriental Group Co. Ltd.	2,526,000	453,678
China Zhongwang Holdings Ltd.(a)(b)	1,552,000	154,208
CMOC Group Ltd., Class A	1,615,200	1,075,946
CMOC Group Ltd., Class H.	4,368,000	2,046,322
E-Commodities Holdings Ltd.	1,346,000	273,814
Ganfeng Lithium Co. Ltd., Class H(c)(d)	450,280	3,984,521
Ganfeng Lithium Group Co. Ltd., Class A	117,420	1,374,211
GEM Co. Ltd., Class A	401,217	468,805
Guangdong HEC Technology Holding Co. Ltd., Class A	201,900	266,470
Henan Shenhuo Coal & Power Co. Ltd.	201,900	488,702
Hesteel Co. Ltd., Class A	870,100	303,723
Huaibei Mining Holdings Co. Ltd.	201,900	415,252
Hunan Valin Steel Co. Ltd., Class A	605,700	416,771
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	3,634,221	1,032,215
Inner Mongolia ERDOS Resources Co. Ltd.	95,860	221,361
Jiangxi Copper Co. Ltd., Class A	136,725	340,849
Jiangxi Copper Co. Ltd., Class H	1,476,000	2,160,494
Jinchuan Group International Resources Co. Ltd.	4,711,000	360,795
MMG Ltd.(a)	3,726,000	980,609
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	673,000	521,908
Shandong Nanshan Aluminum Co. Ltd., Class A	1,003,130	501,853
Shanxi Meijin Energy Co. Ltd., Class A	339,128	478,325
Shanxi Taigang Stainless Steel Co. Ltd., Class A	471,100	303,769
Shenghe Resources Holding Co. Ltd., Class A	134,600	280,773
Shougang Fushan Resources Group Ltd.	2,692,000	912,791
Sinomine Resource Group Co. Ltd., Class A	67,300	742,965
Tiangong International Co. Ltd.	1,346,000	554,999
Tianshan Aluminum Group Co. Ltd., Class A	328,200	336,506

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tibet Summit Resources Co. Ltd., Class-A(a)	67,300	$222,094
Tongling Nonferrous Metals Group Co. Ltd., Class A	877,100	369,558
Western Mining Co. Ltd., Class A	201,900	314,666
Western Superconducting Technologies Co. Ltd., Class A	35,850	501,492
Xiamen Tungsten Co. Ltd., Class A	134,699	415,102
Yintai Gold Co. Ltd., Class A	260,940	533,639
YongXing Special Materials Technology Co. Ltd., Class A	21,100	319,556
Yunnan Aluminium Co. Ltd., Class A	269,200	412,894
Yunnan Tin Co. Ltd., Class A	134,600	261,265
Zhejiang Huayou Cobalt Co. Ltd., Class A	113,550	1,018,461
		35,786,087
Cyprus — 0.0%
Atalaya Mining PLC	137,965	505,498

Finland — 0.2%
Outokumpu OYJ	480,610	2,424,321

France — 1.5%
APERAM SA	63,262	2,008,237
ArcelorMittal SA	686,460	18,822,121
Eramet SA	12,809	1,096,109
		21,926,467
Germany — 0.5%
Aurubis AG	41,075	3,297,577
Salzgitter AG(c)	39,034	1,144,687
thyssenkrupp AG(a)	608,392	3,429,355
		7,871,619
India — 3.2%
APL Apollo Tubes Ltd.	197,189	2,720,093
Godawari Power and Ispat Ltd.	53,167	208,183
Hindalco Industries Ltd.	1,750,249	9,819,025
Hindustan Copper Ltd.	247,664	360,413
Jindal Stainless Hisar Ltd.(a)	123,159	513,695
Jindal Stainless Ltd.(a)	205,265	442,852
Jindal Steel & Power Ltd.	535,377	3,558,630
JSW Steel Ltd.	946,911	8,696,920
Kirloskar Ferrous Industries Ltd.	44,570	173,959
National Aluminium Co. Ltd.	1,075,454	1,029,886
Rajratan Global Wire Ltd.	16,166	186,422
Ratnamani Metals & Tubes Ltd.	37,123	883,836
Tata Steel Ltd.	8,330,104	11,150,261
Tata Steel Ltd., GDR	116,790	1,531,450
Usha Martin Ltd.	162,193	262,766
Vedanta Ltd.	966,482	3,653,739
Welspun Corp. Ltd.	154,790	481,640
		45,673,770
Indonesia — 0.5%
Bumi Resources Minerals Tbk PT(a)	55,859,000	652,755
Merdeka Copper Gold Tbk PT(a)	15,748,286	4,192,005
Timah Tbk PT	3,167,500	247,932
Vale Indonesia Tbk PT(a)	3,230,400	1,530,341
		6,623,033
Japan — 3.7%
Daido Steel Co. Ltd.	28,600	925,359
Daiki Aluminium Industry Co. Ltd.	59,000	563,506
Dowa Holdings Co. Ltd.	67,300	2,235,463
JFE Holdings Inc.	633,400	7,066,351
Kobe Steel Ltd.	471,100	2,137,647
Security	Shares	Value

Japan (continued)
Kyoei Steel Ltd.	18,400	$174,155
Maruichi Steel Tube Ltd.	69,400	1,443,484
Mitsubishi Materials Corp.	142,000	2,270,087
Mitsui Mining & Smelting Co. Ltd.	70,100	1,612,863
Nippon Light Metal Holdings Co. Ltd.	71,940	806,444
Nippon Steel Corp.	1,040,005	16,662,234
OSAKA Titanium Technologies Co. Ltd.	47,300	1,436,914
Pacific Metals Co. Ltd.	22,600	341,888
Sanyo Special Steel Co. Ltd.	25,900	421,509
Sumitomo Metal Mining Co. Ltd.	322,200	10,867,368
Toho Titanium Co. Ltd.	67,300	1,355,897
Tokyo Steel Manufacturing Co. Ltd.	67,300	690,755
UACJ Corp.	33,638	572,380
Yamato Kogyo Co. Ltd.	52,300	1,803,162
Yodogawa Steel Works Ltd.	19,600	364,885
		53,752,351
Malaysia — 0.4%
PMB Technology Bhd	336,500	326,096
Press Metal Aluminium Holdings Bhd	4,845,600	5,324,023
		5,650,119
Mexico — 1.1%
Grupo Mexico SAB de CV, Series B	4,012,700	16,363,597

Netherlands — 0.1%
AMG Advanced Metallurgical Group NV	36,342	1,460,648

Norway — 0.9%
Norsk Hydro ASA	1,742,560	13,121,684

Peru — 0.5%
Southern Copper Corp.	111,740	6,818,375

Poland — 0.4%
Jastrzebska Spolka Weglowa SA(a)(c)	69,319	955,385
KGHM Polska Miedz SA	182,383	4,827,975
		5,783,360
Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	3,654,390	1,590,853

Russia — 0.0%
Alrosa PJSC(b)	2,886,002	473
MMC Norilsk Nickel PJSC(b)	71,400	12
Novolipetsk Steel PJSC(b)	1,668,000	273
Severstal PAO(b)	233,400	38
United Co. RUSAL International PJSC(a)(b)	3,450,000	566
		1,362
Saudi Arabia — 1.5%
Al Masane Al Kobra Mining Co.	34,996	737,297
Saudi Arabian Mining Co.(a)	1,118,699	20,636,098
		21,373,395
Singapore — 0.0%
Straits Trading Co. Ltd.	242,962	431,847

South Africa — 2.9%
African Rainbow Minerals Ltd.	148,583	2,494,028
Anglo American Platinum Ltd.	68,646	6,938,367
Impala Platinum Holdings Ltd.	1,104,060	13,418,284
Kumba Iron Ore Ltd.	83,426	2,356,883
Northam Platinum Holdings Ltd.(a)	438,123	4,975,921
Royal Bafokeng Platinum Ltd.	113,064	1,078,647

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Sibanye Stillwater Ltd.	3,664,957	$10,197,440
		41,459,570
South Korea — 2.4%
Dongkuk Steel Mill Co. Ltd.	81,433	866,879
Hyundai Steel Co.	114,410	2,993,518
KG Dongbu Steel Co. Ltd.(c)	33,694	234,916
Korea Zinc Co. Ltd.	11,441	5,531,139
Poongsan Corp.	22,882	532,373
POSCO Holdings Inc.	102,296	23,415,566
Seah Besteel Holdings Corp.	19,517	288,350
SeAH Steel Holdings Corp.	1	134
Young Poong Corp.(c)	673	393,643
		34,256,518
Spain — 0.2%
Acerinox SA	261,797	2,589,969

Sweden — 1.5%
Alleima AB, NVS(a)	278,934	1,092,996
Boliden AB	355,410	13,425,005
Granges AB	137,336	1,115,353
SSAB AB, Class A	292,755	1,695,271
SSAB AB, Class B	849,999	4,805,504
		22,134,129
Switzerland — 0.0%
Swiss Steel Holding AG, Registered(a)	1,156,887	297,092

Taiwan — 1.6%
Century Iron & Steel Industrial Co. Ltd.	194,000	539,006
China Metal Products	208,011	200,940
China Steel Corp.	15,206,612	14,435,397
Chun Yuan Steel Industry Co. Ltd.	475,000	245,959
Chung Hung Steel Corp.	1,150,000	899,885
EVERGREEN Steel Corp.	199,000	340,966
Feng Hsin Steel Co. Ltd.	673,000	1,465,624
Hsin Kuang Steel Co. Ltd.	200,000	248,498
TA Chen Stainless Pipe	1,955,365	2,580,007
Tung Ho Steel Enterprise Corp.	640,700	1,117,547
YC INOX Co. Ltd.	370,263	337,631
Yieh Phui Enterprise Co. Ltd.	1,415,776	703,108
		23,114,568
Turkey — 0.4%
Eregli Demir ve Celik Fabrikalari TAS	1,830,560	4,183,662
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	971,324	772,155
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	256,809	628,655
		5,584,472
United Kingdom — 5.6%
Anglo American PLC	1,649,745	68,588,359
Antofagasta PLC	512,870	8,873,961
Central Asia Metals PLC	225,030	686,456
Ferrexpo PLC	393,705	685,758
Hill & Smith PLC	106,334	1,552,890
SolGold PLC(a)	1,521,819	330,151
		80,717,575
United States — 16.5%
Alcoa Corp.	234,226	11,741,749
Alpha Metallurgical Resources Inc.	21,536	3,687,609
Arconic Corp.(a)(c)	133,936	3,191,695
ATI Inc.(a)(c)	168,114	5,129,158
Carpenter Technology Corp.	63,236	2,596,470
Security	Shares	Value

United States (continued)
Century Aluminum Co.(a)	64,560	$581,686
Cleveland-Cliffs Inc.(a)(c)	673,066	10,419,062
Commercial Metals Co.	158,155	7,784,389
Compass Minerals International Inc.	43,745	1,940,091
Freeport-McMoRan Inc.	1,858,751	73,978,290
Haynes International Inc.	14,133	706,085
Kaiser Aluminum Corp.	20,863	1,886,015
Materion Corp.	26,920	2,168,675
MP Materials Corp.(a)	104,315	3,468,474
Nucor Corp.(c)	340,152	51,005,792
Piedmont Lithium Inc.(a)(c)	23,621	1,361,987
Ramaco Resources Inc.	28,266	323,646
Reliance Steel & Aluminum Co.(c)	78,575	16,602,112
Ryerson Holding Corp.	21,510	634,330
Schnitzer Steel Industries Inc., Class A	33,650	1,155,204
Steel Dynamics Inc.	237,569	24,690,546
SunCoke Energy Inc.	106,334	899,586
TimkenSteel Corp.(a)	51,148	956,468
U.S. Steel Corp.	308,907	8,121,165
Warrior Met Coal Inc.	67,344	2,479,606
Worthington Industries Inc.	42,399	2,405,719
		239,915,609
Total Common Stocks — 98.6%
(Cost: $1,445,971,068)		1,429,938,134

Preferred Stocks

Brazil — 1.0%
Bradespar SA, Preference Shares, NVS	335,981	1,832,264
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	47,110	513,373
Gerdau SA, Preference Shares, NVS	1,488,003	9,052,435
Metalurgica Gerdau SA, Preference Shares, NVS	946,482	2,496,910
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	553,879	834,658
		14,729,640
Russia — 0.0%
Mechel PJSC, Preference Shares, NVS(a)(b)	96,000	16

Total Preferred Stocks — 1.0%
(Cost: $10,918,812)		14,729,656

Total Long-Term Investments — 99.6%
(Cost: $1,456,889,880)		1,444,667,790

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	29,533,501	29,536,455
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	3,000,000	3,000,000

Total Short-Term Securities — 2.2%
(Cost: $32,530,123)		32,536,455

Total Investments — 101.8%
(Cost: $1,489,420,003)		1,477,204,245

Liabilities in Excess of Other Assets — (1.8)%		(26,153,616)
Net Assets — 100.0%		$1,451,050,629

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2022

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	All or a portion of this security is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,087,722	$9,450,541	(a)	$—	$(354)	$(1,454)	$29,536,455	29,533,501	$108,159	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,990,000	1,010,000	(a)	—	—	—	3,000,000	3,000,000	17,677		—
					$(354)	$(1,454)	$32,536,455		$125,836		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	8	12/16/22	$761	$93,843
MSCI Emerging Markets Index	97	12/16/22	4,765	344,804
				$438,647

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$428,436,203	$999,860,312	$1,641,619	$1,429,938,134
Preferred Stocks	14,729,640	—	16	14,729,656
Money Market Funds	32,536,455	—	—	32,536,455
	$475,702,298	$999,860,312	$1,641,635	$1,477,204,245
Derivative financial instruments(a)
Assets
Futures Contracts	$438,647	$—	$—	$438,647

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company